LONG-TERM LOANS FROM BANKS (Schedule of Long-Term Debt form Banks) (Details) - Long-term loans from banks [Member] - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Outstanding principal	$ 245,630	$ 193,802
Fair value adjustments	(7,900)	(24,026)
Total long-term loans from banks	237,730	169,776
Current maturities	(26,681)	(10,000)
Fair value	211,049	159,776
U.S. Dollars [Member]
Debt Instrument [Line Items]
Outstanding principal	101,955	120,155
JPY [Member]
Debt Instrument [Line Items]
Outstanding principal	$ 143,675	$ 73,647